INVENTORIES - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Carrying amount of inventories sold	¥ 248,166	¥ 211,292	¥ 303,021
Write down of inventories ( reversal of inventory provision)	(99,237)	(2,301)	(56,766)
Write down (reversal) of inventories (included in cost of sales)	(99,237)	(2,301)	(56,766)
Cost of sales	¥ 148,929	¥ 208,991	¥ 246,255